Construction in progress (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Construction In Progress Disclosure [Abstract]
New coking plant, Total	$ 39,379,553	$ 23,204,544
New coking plant, estimate cost to complete	26,258,137
New coking plant, estimated total cost	$ 65,637,690
New coking plant, estimated completion date	Jun. 30, 2013